Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, Net

NOTE 6 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

The Company’s intangible assets include a trademark with an indefinite useful life as well as franchise agreements which are amortized over useful lives of thirteen years and five years, respectively.

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Total
Intangible assets, net at December 31, 2019	$2,524,000	$514,815	$3,038,815
Amortization expense	-	(15,908)	(15,908)
Intangible assets, net at March 31, 2020	$2,524,000	$498,907	$3,022,907

Weighted average remaining amortization period at March 31, 2020 (in years)		7.8

Amortization expense related to intangible assets amounted to $15,908 and $15,732 for the three months ended March 31, 2020 and 2019, respectively.

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

The Company’s intangible assets include a trademark with an indefinite useful life as well as franchise agreements which are amortized over useful lives of thirteen years and five years, respectively.

A summary of the intangible assets is presented below:

Intangible Assets	Trademark	Franchise Agreements	Non-Compete Agreement	Total
Intangible assets, net at December 31, 2017	$2,524,000	642,429	15,451	3,181,880
Amortization expense	-	(63,808)	(2,365)	(66,173)
Impairment of intangible assets	-	-	(13,086)	(13,086)
Intangible assets, net at December 31, 2018	2,524,000	$578,621	$-	$3,102,621
Amortization expense	-	(63,806)	-	(63,806)
Intangible assets, net at December 31, 2019	$2,524,000	$514,815	$-	$3,038,815

Weighted average remaining amortization period at December 31, 2019 (in years)		8.1	0.0

Amortization expense related to intangible assets was $63,806 and $66,173 for the years ended December 31, 2019 and 2018, respectively

The Company sustained operating and cash flow losses from inception which formed a basis for performing an impairment test of its Intangible Assets. As of December 31, 2019 and 2018, the Company performed a recoverability test on the franchise agreements that passed the test based on its projected future undiscounted cash flows generated through the asset’s use and eventual disposal and no further action was required.

The estimated future amortization expense is as follows:

For the Year Ended December 31,	Franchise Agreements
2020	$63,981
2021	63,806
2022	63,806
2023	63,806
2024	63,981
Thereafter	195,435
$514,815